Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at start of period	$ 13	$ 8
Additional allowance	16	5
Change due to translation differences	(3)	0
Balance at end of period	$ 26	$ 13